Other commitments	6 Months Ended
Jun. 30, 2025
Other commitments
Other commitments

29.Other commitments

On June 27, 2025, the Company entered into an agreement with a key supplier to make a progress payment of USD 1,150,000 related to manufacturing services and inventory purchases. Although the payment was made in July 2025, the Company had committed to the prepayment as of June 30, 2025, in accordance with the agreement terms.